GEOGRAPHICAL SEGMENTS (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 6,644	$ 4,258	$ 6,708
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	1,720	1,043	1,966
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	442	232	950
Italy [Member]
Segment Reporting Information [Line Items]
Revenues	399	248	175
Turkey [Member]
Segment Reporting Information [Line Items]
Revenues	241		162
UK [Member]
Segment Reporting Information [Line Items]
Revenues	221	61	441
Other European Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,530	995	1,006
China [Member]
Segment Reporting Information [Line Items]
Revenues	1,420	688	1,246
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	200	553
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	210	180	123
Other Far Eastern Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 261	$ 258	$ 639